Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions															12 Months Ended
	Nov. 26, 2024 MXN ($)	Sep. 27, 2024 USD ($)	Jul. 23, 2024 MXN ($)	Jul. 02, 2024 MXN ($)	May 02, 2024 USD ($)	Apr. 25, 2024 MXN ($) $ / shares shares	Dec. 14, 2023 $ / shares	Oct. 12, 2023 $ / shares	Jul. 13, 2023 $ / shares	May 18, 2023 $ / shares	Apr. 13, 2023 MXN ($) $ / shares shares	Nov. 17, 2022 MXN ($) $ / shares	May 16, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) $ / shares shares	Dec. 31, 2024 MXN ($) Vote Member Director shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members															20.00%
Dividend payment per share | $ / shares							$ 3.71	$ 3.71	$ 3.71	$ 3.71	$ 14.84	$ 7.2	$ 7.2	$ 14.4
Dividend payment	$ 3,501,573	$ 15.0	$ 3,501,573		$ 15.0							$ 3,637,998	$ 3,675,745
Total dividend payment amount														$ 7,313,743		$ 7,498,318	$ 7,313,743
Canceled Reserve for repurchase of shares						$ 2,500,000					$ 499,486			2,031,782
Reserve for repurchase of shares						$ 2,500,000					$ 2,500,000				$ 2,500,000	2,500,000	2,499,473
Retained earnings														1,558,475	16,957,723	8,787,568	9,187,597
Capital reduction per share | $ / shares						$ 13.86
Capital reduction	$ 3,501,573			$ 3,501,573											7,003,146
Capitalization of retained earnings														$ 8,027,155
Capital stock															$ 1,194,390	$ 8,197,536	$ 8,197,536
Capital stock, shares | shares															505,277,464	505,277,464	512,301,577
Cancellation of repurchase of shares, shares | shares											7,024,113			13,273,970
Description of legal reserves															General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos)
Legal reserve															$ 920,187	$ 478,185	$ 34,076
Percentage of legal reserve														20.00%	77.00%	5.83%	0.42%
Repurchase of shares																	$ (1,999,987)
Number of shares repurchased | shares						0
Additional income tax on dividend															10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares														$ 2,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock															15.00%
Number of directors | Director															4
Capital stock															$ 179,158	$ 1,229,631	$ 1,229,631
Capital stock, shares | shares															75,791,619	75,791,619	76,845,237
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote															1
Maximum percentage of common stock															10.00%
Percentage of not having voting rights															10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock															10.00%
Number of directors | Director															11
Percentage of voting rights															10.00%
Right to appoint members number | Member															7
Number of members elected to the board of directors at a Shareholders' Meeting | Member															1
Capital stock															$ 1,015,232	$ 6,967,905	$ 6,967,905
Capital stock, shares | shares															429,485,845	429,485,845	435,456,340
Class I [member]
Disclosure Of Equity [Line Items]
Capital stock						$ 1,194,390								$ 8,197,536
Capital stock, shares | shares						505,277,464								512,301,577